ABSOLUTE CAPITAL OPPORTUNITIES FUND (the “Fund”)

Supplement dated March 2, 2021 to the Prospectus
dated August 1, 2020, as supplemented

All references in the Prospectus to the business address of Kovitz Investment Group Partners, LLC are hereby replaced with 71 South Wacker Drive, Suite 1860, Chicago, IL 60606.

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For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.